Net Revenues - Distribution by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Distribution of net consolidated revenues by segment
Net revenue	€ 4,486,724	€ 4,318,073	€ 4,049,830
Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	4,486,724	4,318,073	4,049,830
Intersegments
Distribution of net consolidated revenues by segment
Net revenue	(41,154)	(34,784)	(31,386)
Bioscience | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	3,516,704	3,429,785	3,195,424
Diagnostic | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	702,265	732,369	691,701
Hospital | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	119,454	105,649	102,251
Bio supplies | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	167,004	66,791	57,239
Others | Operating Segments
Distribution of net consolidated revenues by segment
Net revenue	€ 22,451	€ 18,263	€ 34,601